Financial Risk Management (Tables)	12 Months Ended
Mar. 31, 2021
Disclosure of financial risk management [Abstract]
Disclosure of credit risk exposure [text block]	The maximum exposure to credit risk as of March 31, 2021 and 2020 was as follows:

	March 31, 2021	March 31, 2020
Cash and cash equivalents	5,502,055	2,651,085
Other assets	375,802	350,972
Trade receivables	8,520,118	9,631,400
Other receivables	79,830	139,122
Other investments	212,238	211,972
	14,690,043	12,984,551

Disclosure of financial assets that are either past due or impaired [text block]	The ageing of trade receivables, net of allowances, is given below:

Period (in days)	March 31, 2021	March 31, 2020
Less than 365 days	7,849,050	8,013,316
More t h an 365 days	671,068	1,618,084
	8,520,118	9,631,400

Disclosure of maturity analysis for non-derivative financial liabilities [text block]
The following are the contractual maturities of financial liabilities, including estimated interest payments and excluding the impact of netting agreements:

As of March 31, 2021

	Carrying amount	Contractual cash flows	0-12 months	1-3 years	3-5 years	>5 years
Non-derivative financial liabilities
Bank overdrafts	123,666	123,666	123,666	-	-	-
Lease liabilities	2,202,649	4,112,926	539,700	846,466	564,160	2,162,600
Other liabilities	216,284	216,284	216,284	-	-	-
Borrowing from banks	7,174,373	7,790,696	5,139,600	1,947,856	703,311	-
Borrowings from others	2,234,856	2,392,608	1,032,130	726,739	133,783	500,000
Trade and other payables	8,185,844	8,185,844	8,185,844	-	-	-
	20,137,672	22,822,024	15,237,224	3,521,061	1,401,254	2,662,600

As of March 31, 2020

	Carrying amount	Contractual cash flows	0-12 months	1-3 years	3-5 years	>5 years
Non-derivative financial liabilities
Bank overdrafts	1,235,558	1,235,558	1,235,558	-	-	-
Lease liabilities	1,826,210	2,967,267	464,548	610,652	408,237	1,483,830
Other liabilities	77,746	77,746	77,746	-	-	-
Borrowing from banks	5,985,627	6,611,502	3,533,733	2,214,884	862,885	-
Borrowings from others	2,125,337	2,370,448	1,341,784	1,005,697	22,967	-
Trade and other payables	8,366,215	8,366,215	8,366,215	-	-	-
	19,616,693	21,628,736	15,019,584	3,831,233	1,294,089	1,483,830

Disclosure of market risk [text block]
The Group’s exposure to foreign currency risk as of March 31, 2021 was as follows:

All amounts in respective currencies as mentioned (in thousands)
	US $	AUD	CHF	EUR	GBP	DHS	HK $	SG $
Cash and cash equivalents	3,066	-	-	-	109	-	-	-
Trade receivables	28,648	-	-	62	28	-	-	-
Trade payables	(25,065)	(14)	-	(48)	-	(30)	(59)	-
Foreign currency loan	(8,225)	-	-	-	-	-	-	-
Net balance sheet exposure	(1,576)	(14)	-	14	137	(30)	(59)	-

The Group’s exposure to foreign currency risk as of March 31, 2020 was as follows:

All amounts in respective currencies as mentioned (in thousands)
	US $	AUD	CHF	EUR	GBP	DHS	HK $	SG $
Cash and cash equivalents	3,173	-	-	-	108	-	-	-
Trade receivables	17,406	-	-	47	40	-	-	-
Trade payables	(9,366)	-	(1)	(26)	7	(51)	(3)	(51)
Foreign curren c y loan	(9,688)	-	-	-	-	-	-	-
Net balance sheet exposure	1,525	-	(1)	21	155	(51)	(3)	(51)

Sensitivity analysis for types of market risk [text block]	The analysis is performed on the same basis for 2020.

	Other comprehensive income	Profit or ( loss)
March 31, 2021	-	10,122
March 31, 2020	-	12,001

Disclosure of financial instruments by type of interest rate [text block]
At the reporting date the interest rate profile of the Group’s interest –bearing financial instruments were as follows:

	Carrying amount
	March 31, 2021	March 31, 2020
Fixed rate instruments
Financial assets
- Fixed deposits with banks	3,049,337	548,348
- Investment in debt securities	210,510	210,262

Financial liabilities
- Borrowings from banks	245,874	308,748
- Borrowings from others	2,522,919	2,221,885

Variable rate instruments
Financial liabilities
- Borrowings from banks	6,928,399	5,676,879
- Bank overd r afts	123,566	1,235,558

Disclosure of detailed information about the changes in equity and net profit due to changes in base points of variable interest [text block]	The analysis has been performed on the same basis as 2020.

	Equity	Profit or (loss)
March 31, 2021	-	(43,823)
March 31, 2020	-	(56,244)